RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2018
Related party transactions [abstract]
RELATED PARTY TRANSACTIONS
17.	RELATED PARTY TRANSACTIONS

Key Management and Director Compensation

During the year ended December 31, 2018, the compensation of key management and directors of the Company totaled $2,008,468 (December 31, 2017 - $1,223,773), and consisted of salaries, bonuses, and director fees. There were 1,920,000 (December 31, 2017 – 2,427,000) stock options valued at $6,421,254 (December 31, 2017 - $6,620,570) issued to key management and directors during the year ended December 31, 2018. There were 699,999 (December 31, 2017 – 25,000) stock options valued at $1,243,136 (December 31, 2017 – $88,376) exercised by key management and directors during the year ended December 31, 2018. There were 1,180,001 (December 31, 2017 – Nil) stock options valued at $4,439,950 (December 31, 2017 – Nil) forfeited by key management and directors during the year ended December 31, 2018. Key management includes those persons having authority and responsibility for planning, directing and controlling the activities, directly or indirectly, of the Company.

During the year ended December 31, 2018, the Company incurred $320,000 (December 31, 2017 - $378,674) of management fees to related parties, of which $26,667 (December 31, 2017 - $26,667) was unpaid and included in accounts payable at December 31, 2018. During the year ended December 31, 2018, the Company incurred legal fees of $839,156 (December 31, 2017 - $549,387) relating to corporate services provided by a firm at which a director of the Company is a partner.

Other Related Party Transactions

During the year ended December 31, 2018, the Company transacted with its associate Stenocare (see Note 18 (iv)). The Company sold cannabis extracts to Stenocare in the amount of $170,336.

During the year ended December 31, 2018, the Company transacted with its joint venture O’Cannabis (see Note 18 (iii)). The Company incurred $46,443 of expenses for services provided by O’Cannabis.

All intercompany eliminations have been made with regards to these transactions.